Organization, Business Operations and Basis of Presentation - Liquidity (Details) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Organization, Business Operations and Basis of Presentation
Operating bank account		$ 600,000				$ 600,000			$ 900,000
Working capital deficit		1,800,000				1,800,000
Interest income from investments in Trust Account	$ 0	6,719	$ 73,393	$ 78,823	$ 42,685	52,676	$ 121,508	$ 194,901	254,149
Maximum net interest to pay dissolution expenses						500,000			500,000
Contribution from sponsor						25,000			25,000
Note from sponsor						200,000			200,000
Amounts outstanding under any Working Capital Loan		$ 0				$ 0			$ 0